Intangible assets - Summary of intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
As of 1 January	$ 106,262
Charge for the year	(32,457)	$ (36,372)	$ (32,375)
As of 31 December	684,441	106,262
Intangible assets
Disclosure of detailed information about intangible assets [line items]
As of 1 January	106,262
As of 31 December	79,890	106,262
Assets under construction
Disclosure of detailed information about intangible assets [line items]
As of 31 December	604,551
Internally Developed Proprietary Software Platform [member]
Disclosure of detailed information about intangible assets [line items]
Additions	604,551
Cost
Disclosure of detailed information about intangible assets [line items]
As of 1 January	157,496	258,151
Additions	604,551
Foreign currency adjustments	6,085	(100,655)
As of 31 December	768,132	157,496	258,151
Cost | Intangible assets
Disclosure of detailed information about intangible assets [line items]
As of 1 January	157,496	258,151
Foreign currency adjustments	6,085	(100,655)
As of 31 December	163,581	157,496	258,151
Cost | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Additions	604,551
As of 31 December	604,551
Accumulated depreciation and impairment
Disclosure of detailed information about intangible assets [line items]
As of 1 January	(51,234)	(32,375)
Charge for the year	(32,457)	(36,372)
Foreign currency adjustments		17,513
As of 31 December	(83,691)	(51,234)	(32,375)
Accumulated depreciation and impairment | Intangible assets
Disclosure of detailed information about intangible assets [line items]
As of 1 January	(51,234)	(32,375)
Charge for the year	(32,457)	(36,372)
Foreign currency adjustments		17,513
As of 31 December	$ (83,691)	$ (51,234)	$ (32,375)